Net Income Per Share (Details) - Schedule of Earning Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income Per Share [Abstract]
Diluted EPS	$ (0.46)	$ (0.64)	$ (1.66)	$ (1.31)	$ (0.262)	$ (0.202)